Organization (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash	$ 15,947,268	$ 13,623,849	$ 5,097,010	$ 5,714,563
Long term investment	1,440
CCRC [Member]
Assets
Cash	2,397,440	7,999,771
Restricted cash	500,000	500,000
Other receivables	4,950,500
Long term investment
Liabilities
Other payables	94,285	64,534
CBPO [Member]
Assets
Cash	2,354	1,957
Long term investment	5,000,000
Liabilities
Other payables	5,002,500	2,000
WFOE [Member]
Assets
Cash	4,986,891	650
Other receivables	942
Liabilities
Other payables	$ 1,872	$ 1,030